Transactions with Related Parties - Compensation to the Company’s Executive Director (Details) - Executive Director [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 3,425	$ 432	$ 1,172
Total	$ 3,425	$ 432	$ 1,172